SHARE-BASED PAYMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2025 employees	Dec. 31, 2025	Dec. 31, 2024 employeeScheme
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of employee incentive schemes | employeeScheme			2
Performance Share Plan (PSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of awards | employees	2
Award vesting period		3 years
Performance Share Units (PSUs)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period		3 years
Restricted share units (RSU)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period		3 years
DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period		2 years
DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period		3 years
DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting period		5 years
Transition Share Plan (TSP) | Cash settlement
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settlement percentage		33.30%
Transition Share Plan (TSP) | Equity settlement
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Settlement percentage		66.60%